Deferred Financing Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Mar. 19, 2014	Dec. 31, 2014
Debt Instrument [Line Items]
Reclassification from prepaid expenses		$ 4,800
Unamortized balance of deferred financing costs written off	$ 2,986
Credit facility termination date		Mar. 19, 2014
10.0 % First Priority Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	10.00%